Supplemental Guarantor Condensed Consolidating Financial Statements (Details 6) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 358.6	$ 608.3	$ 470.2	$ 485.7	$ 509.5	$ 737.0
Accounts receivable, net of allowance for doubtful accounts	1,632.3	1,847.7		1,848.6
Settlement assets	9,181.7	9,173.8		10,658.3
Other current assets	351.7	253.6		322.9
Total current assets	11,524.3	11,883.4		13,315.5
Property and equipment, net of accumulated depreciation	866.9	855.8		935.9
Goodwill	17,232.0	17,282.5		17,204.6	17,296.9
Customer relationships, net of accumulated amortization	3,322.6	3,756.3		4,425.4
Other intangibles, net of accumulated amortization	1,726.9	1,828.6		1,879.2
Investment in affiliates	1,338.7	1,413.1		1,490.6	1,208.2
Long-term settlement assets	18.6	54.3		181.0
Long-term deferred tax assets		10.4		10.5
Other long-term assets	813.7	825.0		844.1
Total assets	36,843.7	37,899.0		40,276.3
Current liabilities:
Accounts payable	254.6	260.9		205.9
Short-term and current portion of long-term borrowings	248.3	257.1		133.4
Settlement obligations	9,197.6	9,226.3		10,837.8
Other current liabilities	1,371.1	1,600.6		1,643.1
Total current liabilities	11,071.6	11,344.9		12,820.2
Long-term borrowings	22,565.1	22,528.9		22,521.7
Long-term deferred tax liabilities	553.1	509.5		695.4
Other long-term liabilities	786.1	821.9		763.6
Total liabilities	34,975.9	35,205.2		36,800.9
Redeemable noncontrolling interest	67.9	67.4	66.6	67.4	28.1
First Data Corporation stockholder's (deficit) equity	(1,395.6)	(598.5)		96.6
Noncontrolling interests	3,195.5	3,224.9		3,311.4
Total equity	1,799.9	2,626.4	2,841.8	3,408.0	4,059.9	5,100.1
Total liabilities and equity	36,843.7	37,899.0		40,276.3
FDC Parent Company
Current assets:
Cash and cash equivalents	6.8	228.0	130.0	162.2	164.1	104.6
Accounts receivable, net of allowance for doubtful accounts	6.3	4.4		25.3
Intercompany notes receivable	12.5			12.2
Other current assets	71.0	73.0		45.7
Total current assets	96.6	305.4		245.4
Property and equipment, net of accumulated depreciation	28.4	30.7		31.4
Other intangibles, net of accumulated amortization	604.5	605.0		606.8
Long-term intercompany notes receivable	3,496.6	3,397.3		3,229.4
Long-term deferred tax assets	930.9	1,028.0
Other long-term assets	373.5	427.1		465.7
Investment in consolidated subsidiaries	24,665.8	24,308.9		23,797.4
Total assets	30,196.3	30,102.4		28,376.1
Current liabilities:
Accounts payable	5.2	13.8		7.1
Short-term and current portion of long-term borrowings	95.5	15.1		0.3
Intercompany notes payable	22.7	30.8		62.5
Other current liabilities	471.0	608.1		690.5
Total current liabilities	594.4	667.8		760.4
Long-term borrowings	22,460.9	22,462.3		22,422.4
Long-term deferred tax liabilities		(1,079.7)		(1,091.6)
Long-term intercompany payables	7,633.3	6,642.4		5,292.9
Long-term intercompany notes payable	286.1	276.7		260.6
Other long-term liabilities	617.2	651.7		634.8
Total liabilities	31,591.9	30,700.9		28,279.5
First Data Corporation stockholder's (deficit) equity	(1,395.6)	(598.5)		96.6
Total equity	(1,395.6)	(598.5)		96.6
Total liabilities and equity	30,196.3	30,102.4		28,376.1
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	32.2	37.2	20.6	37.1	21.1	25.4
Accounts receivable, net of allowance for doubtful accounts	792.4	879.7		939.4
Settlement assets	4,858.0	5,097.1		6,093.2
Other current assets	205.9	145.3		212.0
Total current assets	5,888.5	6,159.3		7,281.7
Property and equipment, net of accumulated depreciation	592.8	561.4		623.5
Goodwill	9,483.9	9,485.3		9,430.9
Customer relationships, net of accumulated amortization	1,838.6	2,071.7		2,468.4
Other intangibles, net of accumulated amortization	556.2	619.7		638.7
Investment in affiliates	1,308.5	1,375.2		1,452.8
Long-term intercompany receivables	6,336.9	5,501.3		4,330.2
Long-term intercompany notes receivable	284.1	270.0		251.5
Other long-term assets	405.2	373.5		304.3
Investment in consolidated subsidiaries	5,312.6	5,379.5		5,843.0
Total assets	32,007.3	31,796.9		32,625.0
Current liabilities:
Accounts payable	171.1	141.8		113.4
Short-term and current portion of long-term borrowings	65.7	55.1		39.6
Settlement obligations	4,858.0	5,097.1		6,093.2
Intercompany notes payable	12.5			35.8
Other current liabilities	567.8	620.3		544.5
Total current liabilities	5,675.1	5,914.3		6,826.5
Long-term borrowings	91.7	47.8		69.0
Long-term deferred tax liabilities	1,291.5	1,445.1		1,677.5
Long-term intercompany notes payable	3,413.0	3,315.6		3,196.8
Other long-term liabilities	226.6	222.7		100.1
Total liabilities	10,697.9	10,945.5		11,869.9
First Data Corporation stockholder's (deficit) equity	21,309.4	20,851.4		20,755.1
Total equity	21,309.4	20,851.4		20,755.1
Total liabilities and equity	32,007.3	31,796.9		32,625.0
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	319.6	343.1	319.6	286.4	324.3	607.0
Accounts receivable, net of allowance for doubtful accounts	833.6	963.6		883.9
Settlement assets	4,323.7	4,076.7		4,565.1
Intercompany notes receivable	22.6	30.8		86.1
Other current assets	74.8	35.3		65.2
Total current assets	5,574.3	5,449.5		5,886.7
Property and equipment, net of accumulated depreciation	245.7	263.7		281.0
Goodwill	7,748.1	7,797.2		7,773.7
Customer relationships, net of accumulated amortization	1,484.0	1,684.6		1,957.0
Other intangibles, net of accumulated amortization	566.2	603.9		633.7
Investment in affiliates	30.2	37.9		37.8
Long-term settlement assets	18.6	54.3		181.0
Long-term intercompany receivables	1,296.4	1,141.1		962.7
Long-term intercompany notes receivable	0.4	8.4		59.0
Other long-term assets	144.4	108.2		74.1
Total assets	17,108.3	17,148.8		17,846.7
Current liabilities:
Accounts payable	78.3	105.3		85.4
Short-term and current portion of long-term borrowings	87.1	186.9		93.5
Settlement obligations	4,339.6	4,129.2		4,744.6
Other current liabilities	332.3	372.2		408.1
Total current liabilities	4,837.3	4,793.6		5,331.6
Long-term borrowings	12.5	18.8		30.3
Long-term deferred tax liabilities	192.5	92.4		109.5
Long-term intercompany notes payable	81.9	83.4		82.5
Other long-term liabilities	51.7	31.3		28.7
Total liabilities	5,175.9	5,019.5		5,582.6
Redeemable equity interest	67.9	67.4		67.4
First Data Corporation stockholder's (deficit) equity	5,457.1	5,583.0		5,534.4
Noncontrolling interests	84.2	70.5		60.8
Equity of consolidated alliance	6,323.2	6,408.4		6,601.5
Total equity	11,864.5	12,061.9		12,196.7
Total liabilities and equity	17,108.3	17,148.8		17,846.7
Consolidation Adjustments
Current assets:
Intercompany notes receivable	(35.1)	(30.8)		(98.3)
Total current assets	(35.1)	(30.8)		(98.3)
Long-term intercompany receivables	(7,633.3)	(6,642.4)		(5,292.9)
Long-term intercompany notes receivable	(3,781.1)	(3,675.7)		(3,539.9)
Long-term deferred tax assets	(930.9)	(1,028.0)
Other long-term assets	(109.4)	(83.8)
Investment in consolidated subsidiaries	(29,978.4)	(29,688.4)		(29,640.4)
Total assets	(42,468.2)	(41,149.1)		(38,571.5)
Current liabilities:
Intercompany notes payable	(35.2)	(30.8)		(98.3)
Total current liabilities	(35.2)	(30.8)		(98.3)
Long-term deferred tax liabilities	(930.9)	(1,028.0)
Long-term intercompany payables	(7,633.3)	(6,642.4)		(5,292.9)
Long-term intercompany notes payable	(3,781.0)	(3,675.7)		(3,539.9)
Other long-term liabilities	(109.4)	(83.8)
Total liabilities	(12,489.8)	(11,460.7)		(8,931.1)
Redeemable equity interest	(67.9)	(67.4)		(67.4)
Redeemable noncontrolling interest	67.9	67.4		67.4
First Data Corporation stockholder's (deficit) equity	(26,766.5)	(26,434.4)		(26,289.5)
Noncontrolling interests	3,111.3	3,154.4		3,250.6
Equity of consolidated alliance	(6,323.2)	(6,408.4)		(6,601.5)
Total equity	(29,978.4)	(29,688.4)		(29,640.4)
Total liabilities and equity	$ (42,468.2)	$ (41,149.1)		$ (38,571.5)